Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended:  June 30, 2012
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 7/05/12



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
61
Form 13F Information Table Value Total:
$630,780
List of Other Included Managers:
NONE


                                                                                                        Voting Authority
                                                                                                        ----------------
                                                           Value      Shares/    Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole
------------------------------ ---------------- --------- -------- ------------- --- ---- ------- ------------ --------
American National Bankshares I COM              027745108     2152         91329 SH       Defined                 91329
Assurant, Inc. (AIZ)           COM              04621x108    21384        613774 SH       Defined                613774
BCSB Bancorp. (BCSB)           COM              055367106     1870        138524 SH       Defined                138524
BioScrip, Inc. (BIOS)          COM              09069n108    11765       1583394 SH       Defined               1583394
CA, Inc.  (CA)                 COM              12673p105    34578       1276404 SH       Defined               1276404
Cardinal Financial Corp. (CFNL COM              14149f109     5787        471244 SH       Defined                471244
Chicopee Bancorp Inc.  (CBNK)  COM              168565109      947         65389 SH       Defined                 65389
Cisco Systems Inc. (CSCO)      COM              17275r102    28507       1660256 SH       Defined               1660256
ConocoPhillips (COP)           COM              20825c104      608         10889 SH       Defined                 10889
EMCOR Group Inc. (EME)         COM              29084q100    16184        581747 SH       Defined                581747
EOG Resources Inc. (EOG)       COM              26875p101     8771         97332 SH       Defined                 97332
ESSA Bancorp Inc. (ESSA)       COM              29667d104     3014        279112 SH       Defined                279112
Emerson Electric (EMR)         COM              291011104     1472         31594 SH       Defined                 31594
Energen Corporation (EGN)      COM              29265n108    10741        237997 SH       Defined                237997
FTI Consulting (FCN)           COM              302941109    26883        935068 SH       Defined                935068
First Connecticut Bancorp  (FB COM              319850103      642         47542 SH       Defined                 47542
GMX Resources  (GMXR)          COM              38011m108     1062       1309166 SH       Defined               1309166
GSI Group Inc. (GSIG)          COM              36191c205     5045        440270 SH       Defined                440270
GeoEye Inc.  (GEOY)            COM              37250w108     1131         73047 SH       Defined                 73047
Hanesbrands Inc. (HBI)         COM              410345102     4576        165034 SH       Defined                165034
Harmonic Inc. (HLIT)           COM              413160102    19224       4512613 SH       Defined               4512613
Heritage Financial Group Inc.  COM              42726x102      684         53165 SH       Defined                 53165
Lumos Networks Corp (LMOS)     COM              550283105     3177        336917 SH       Defined                336917
MYR Group Inc.  (MYRG)         COM              55405w104     1455         85300 SH       Defined                 85300
MasTec, Inc. (MTZ)             COM              576323109     9728        646808 SH       Defined                646808
Michael Baker Corp. (BKR)      COM              057149106    23471        899615 SH       Defined                899615
Middleburg Financial Corp. (MB COM              596094102      729         42897 SH       Defined                 42897
NGP Capital Resources (NGPC)   COM              62912R107     2115        298768 SH       Defined                298768
NTELOS Holdings Corp.  (NTLS)  COM              67020q305     7714        409206 SH       Defined                409206
Newpark Resources Inc.  (NR)   COM              651718504     2222        376564 SH       Defined                376564
ON Semiconductor Corp. (ONNN)  COM              682189105    14704       2070999 SH       Defined               2070999
OceanFirst Financial (OCFC)    COM              675234108      943         65657 SH       Defined                 65657
OmniAmerican Bancorp Inc.  (OA COM              68216r107     2968        138510 SH       Defined                138510
PPL Corporation (PPL)          COM              69351t106    20081        722078 SH       Defined                722078
PartnerRe Ltd. (PRE)           COM              G6852T105    45168        596902 SH       Defined                596902
Pentair Inc. (PNR)             COM              709631105      766         20000 SH       Defined                 20000
Public Storage, Inc. (PSA)     COM              74460d109      243          1683 SH       Defined                  1683
Republic Services (RSG)        COM              760759100    26765       1011517 SH       Defined               1011517
Rosetta Resources, Inc. (ROSE) COM              777779307    15796        431337 SH       Defined                431337
Rudolph Technologies (RTEC)    COM              781270103      297         34093 SH       Defined                 34093
Rush Enterprises Inc. Cl A (RU COM              781846209     5482        335261 SH       Defined                335261
Rush Enterprises Inc. Cl B (RU COM              781846308     4005        295798 SH       Defined                295798
Shore Bancshares Inc. (SHBI)   COM              825107105      617        103203 SH       Defined                103203
Southern National Bancorp of V COM              843395104     5069        668789 SH       Defined                668789
Suncor Energy Inc. (SU)        COM              867224107    13380        462180 SH       Defined                462180
Westfield Financial Inc. (WFD) COM              96008p104      514         70439 SH       Defined                 70439
j2 Global, Inc.  (JCOM)        COM              48123v102    29692       1123864 SH       Defined               1123864
Advanced Micro Devices         CONV             007903AN7     8404       8383000 PRN      Defined               8383000
Alcatel-Lucent USA Inc.        CONV             549463AH0    41930      42515000 PRN      Defined              42515000
Cogent Communications Group    CONV             19239VAB0     2850       3000000 PRN      Defined               3000000
Digital River Inc.             CONV             25388BAC8     5552       5946000 PRN      Defined               5946000
Electronic Data Systems        CONV             285661AF1      247        247000 PRN      Defined                247000
Euronet Worldwide Inc.         CONV             298736AF6    21955      21846000 PRN      Defined              21846000
GMX Resources Inc.             CONV             38011MAJ7      150        330000 PRN      Defined                330000
Greenbrier Cos Inc.            CONV             393657AD3     5670       5764000 PRN      Defined               5764000
Hologic Inc.                   CONV             436440AA9    17118      17512000 PRN      Defined              17512000
Live Nation Inc.               CONV             538034AB5    19923      20917000 PRN      Defined              20917000
Newpark Resources Inc.         CONV             651718AC2     1435       1517000 PRN      Defined               1517000
Radioshack Corp. 144A          CONV             750438AC7    19214      20550000 PRN      Defined              20550000
Rambus Inc.                    CONV             750917AC0    24097      24371000 PRN      Defined              24371000
School Specialty Inc.          CONV             807863AM7    18106      24182000 PRN      Defined              24182000